Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP	12 Months Ended
Dec. 31, 2023
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP

24.  Reconciliation between net income and shareholders’ equity determined under IFRS and U.S. GAAP

The following is a summary of the main adjustments to net income for the years ended December 31, 2023, 2022 and 2021 and to shareholders’ equity as of December 31, 2023, 2022 and 2021 that would be required if U.S. GAAP had been applied instead of IFRS in the financial statements:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Net profit under IFRS	778,964	925,353	1,191,474
Items increasing (decreasing) reported net profit:
Stripping activity asset, net of amortization, note 23(a)	(210,244)	(170,012)	(100,662)
Inventories valuation, note 23(b)	(12,728)	(1,077)	(23,831)
Remediation and mine closure, note 23(e)	996	(485)	(148)
Deferred workers’ profit sharing, note 23(c)	25,746	(1,244)	27,749
Lease activity	412	767	1,189
Deferred income tax, note 23(d)	71,534	62,941	38,164
Mine equipment main components, note 23(f)	(8,824)	(11,089)	(13,596)
Water truck conversion 23(g)	348	(7,769)	—
Other	(3,441)	(1,911)	(357)

Net income under U.S. GAAP	642,763	795,474	1,119,982

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Shareholders’ equity under IFRS	6,680,374	6,651,427	6,127,006
Items increasing (decreasing) reported shareholder’s equity:
Stripping activity asset, net of amortization, note 23(a)	(748,514)	(538,270)	(368,258)
Inventories valuation, note 23(b)	(255,343)	(242,615)	(241,538)
Remediation and mine closure, note 23(e)	(5,117)	(6,113)	(5,627)
Deferred workers’ profit sharing, note 23(c)	(35,164)	(60,910)	(59,666)
Lease activity	6,036	5,624	4,857
Deferred income tax, note 23(d)	365,814	294,280	231,339
Mine equipment main components, note 23(f)	(47,025)	(38,201)	(27,112)
Water truck conversion 23(g)	(7,421)	(7,769)	—
Stock-based compensation	(10,790)	(10,807)	(11,740)
Other	(5,293)	(1,853)	58

Shareholders’ equity under U.S. GAAP	5,937,557	6,044,793	5,649,319